Net intangible assets and goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Total amortization expense	$ 10,932	$ 11,822	$ 11,580
Estimated aggregate amortization expense for 2022	13,470
Estimated aggregate amortization expense for 2023	10,263
Estimated aggregate amortization expense for 2024	4,465
Estimated aggregate amortization expense for 2025	1,777
Estimated aggregate amortization expense for 2026	1,656
Estimated aggregate amortization expense for thereafter	$ 1,967